Trade payables and other current liabilities - Schedule of Trade and Other Payables (Details) - EUR (€) € in Thousands	Jun. 30, 2026	Dec. 31, 2025
Subclassifications of assets, liabilities and equities [abstract]
Accrued expenses - clinical trials	€ 2,607	€ 2,541
Trade payables & other accruals	6,162	6,580
Total trade and other payables	€ 8,769	€ 9,121